BB&T FUNDS
SUPPLEMENT DATED APRIL 15, 2009 TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2009
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus dated February 1, 2009, as amended:
On April 8, 2009, the Board of Trustees of the BB&T Funds authorized the BB&T Prime Money Market Fund and the BB&T National Tax-Free Money Market Fund (each, a “Fund” and collectively, the “Funds”) to apply for continued participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.
The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.
The Funds’ continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund’s “Fees and Expenses” table in the Prospectus. The Program will not be extended beyond September 18, 2009.
You can contact the Funds at 1-800-228-1872 for more information regarding the Funds’ participation in the Program.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
RTLMM-SUP04/09

BB&T FUNDS
SUPPLEMENT DATED APRIL 15, 2009 TO THE
INSTITUTIONAL CLASS SHARES PROSPECTUS
DATED FEBRUARY 1, 2009
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Class Shares Prospectus dated February 1, 2009, as amended:
On April 8, 2009, the Board of Trustees of the BB&T Funds authorized the BB&T Prime Money Market Fund and the BB&T National Tax-Free Money Market Fund (each, a “Fund” and collectively, the “Funds”) to apply for continued participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.
The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.
The Funds’ continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund’s “Fees and Expenses” table in the Prospectus. The Program will not be extended beyond September 18, 2009.
You can contact the Funds at 1-800-228-1872 for more information regarding the Funds’ participation in the Program.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
INSTMM-SUP04/09

BB&T FUNDS
SUPPLEMENT DATED APRIL 15, 2009 TO THE
BB&T MONEY MARKET FUNDS PROSPECTUS
DATED FEBRUARY 1, 2009
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Money Market Funds Prospectus dated February 1, 2009, as amended:
On April 8, 2009, the Board of Trustees of the BB&T Funds authorized the BB&T Prime Money Market Fund and the BB&T National Tax-Free Money Market Fund (each, a “Fund” and, collectively, the “Funds”) to apply for continued participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.
The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.
The Funds’ continued participation in the Program (i.e., for the period from May 1, 2009 through September 18, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in each Fund’s “Fees and Expenses” table in the Prospectus. The Program will not be extended beyond September 18, 2009.
You can contact the Funds at 1-800-228-1872 for more information regarding the Funds’ participation in the Program.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
MMKMM-SUP04/09